Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
Segments summarized financial information
	Port Terminal Business Segment for the Year Ended December 31, 2017	Cabotage Business Segment for the Year Ended December 31, 2017	Barge Business Segment for the Year Ended December 31, 2017	Total
Time charter, voyage and port terminal revenues	$53,526	$48,130	$78,388	$180,044
Sales of products	32,572	—	—	32,572
Time charter, voyage and port terminal expenses	(14,432)	(1,866)	(17,319)	(33,617)
Direct vessel expenses	—	(32,017)	(30,537)	(62,554)
Cost of products sold	(30,717)	—	—	(30,717)
Depreciation of vessels, port terminals and other fixed assets	(5,238)	(2,940)	(15,144)	(23,322)
Amortization of intangible assets	(729)	—	(2,814)	(3,543)
Amortization of deferred drydock and special survey costs	—	(5,148)	(2,780)	(7,928)
General and administrative expenses	(3,778)	(1,718)	(11,169)	(16,665)
Provision of losses on accounts receivable	—	—	(569)	(569)
Taxes other than income taxes	—	(4,463)	(4,555)	(9,018)
Interest expense and finance cost, net	(7,004)	(4,784)	(16,559)	(28,347)
Interest income	14	—	224	238
Gain on sale of assets	—	—	1,064	1,064
Foreign exchange differences. net	(406)	144	(464)	(726)
Other income, net	16	—	2,709	2,725

Income/(loss) before income taxes	23,824	(4,662)	(19,525)	(363)
Income tax benefit/(expense)	—	(1,199)	4,667	3,468

Net income/(loss)	$23,824	$(5,861)	$(14,858)	$3,105

	Port Terminal Business Segment for the Year Ended December 31, 2016	Cabotage Business Segment for the Year Ended December 31, 2016	Barge Business Segment for the Year Ended December 31, 2016	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$36,268	$52,637	$101,313	$—	$190,218
Sales of products	30,118	—	—	—	30,118
Time charter, voyage and port terminal expenses	(12,340)	(2,098)	(17,701)	—	(32,139)
Direct vessel expenses	—	(33,596)	(35,534)	—	(69,130)
Cost of products sold	(27,450)	—	—	—	(27,450)
Depreciation of vessels, port terminals and other fixed assets	(3,533)	(2,667)	(16,905)	—	(23,105)
Amortization of intangible assets	(706)	—	(2,817)	—	(3,523)
Amortization of deferred drydock and special survey costs	—	(3,765)	(3,105)	—	(6,870)
General and administrative expenses	(2,646)	(1,193)	(10,455)	—	(14,294)
Provision of losses on accounts receivable	—	—	(1,304)	—	(1,304)
Taxes other than income taxes	—	(4,617)	(5,123)	—	(9,740)
Interest expense and finance cost, net	(1,381)	(4,894)	(16,973)	(992)	(24,240)
Interest income	54	—	761	—	815
Foreign exchange differences. net	(78)	1,184	616	—	1,722
Other income, net	(98)	—	159	—	61

Income/(loss) before income taxes	18,208	991	(7,068)	(992)	11,139
Income tax (expense)/benefit	—	(1,457)	475	—	(982)

Net income/(loss)	$18,208	$(466)	$(6,593)	$(992)	$10,157

	Port Terminal Business Segment for the Year Ended December 31, 2015	Cabotage Business Segment for the Year Ended December 31, 2015	Barge Business Segment for the Year Ended December 31, 2015	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$42,382	$63,345	$105,974	$—	$211,701
Sales of products	39,347	—	—	—	39,347
Time charter, voyage and port terminal expenses	(11,784)	(2,659)	(19,121)	—	(33,564)
Direct vessel expenses	—	(41,831)	(32,915)	—	(74,746)
Cost of products sold	(36,811)	—	—	—	(36,811)
Depreciation of vessels, port terminals and other fixed assets	(3,431)	(4,645)	(16,070)	—	(24,146)
Amortization of intangible assets	(1,006)	—	(2,817)	—	(3,823)
Amortization of deferred drydock and special survey costs	—	(4,810)	(2,470)	—	(7,280)
General and administrative expenses	(2,661)	(1,128)	(10,219)	—	(14,008)
Recovery of losses on accounts receivable	—	—	52	—	52
Taxes other than income taxes	—	(5,600)	(6,376)	—	(11,976)
Interest expense and finance cost, net	(1,088)	(5,273)	(16,982)	(3,739)	(27,082)
Interest income	250	—	319	—	569
Foreign exchange differences. net	(638)	679	178	—	219
Other income, net	72	(450)	613	—	235

Income/(loss) before income taxes	24,632	(2,372)	166	(3,739)	18,687
Income tax benefit/(expense)	—	(785)	4,336	—	3,551

Net income/(loss)	$24,632	$(3,157)	$4,502	$(3,739)	$22,238